CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Common stock dividends (in dollars per share)	$ 0.38	$ 0.38	$ 0.38
Restricted common stock issued			48,400
Statement
Stock issued under employee compensation plan, net (in shares)	248,032	56,681
Stock surrendered to satisfy tax withholding obligations of stock-based compensation			11,655
Preferred stock
Statement
Repurchase of shares	7,120
Common stock
Statement
Stock issued under dividend reinvestment plan			110,184
Equity Trust Plan
Statement
Stock issued under equity trust plan (in shares)			228,761
Purchase of equity trust shares from treasury, net	10,327	43,955	43,553
Distribution of equity trust shares	141,606	75,391	33,742